UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund II

Quarterly portfolio holdings 4/30/18

Fund’s investments
As of 4-30-18 (unaudited)
	Shares	Value
Preferred securities (A) 130.2% (84.6% of Total investments)		$566,885,819
(Cost $594,807,804)
Consumer staples 3.3%		14,480,000
Food and staples retailing 3.3%
Ocean Spray Cranberries, Inc., 6.250% (B)(C)	160,000	14,480,000
Energy 5.9%		25,932,125
Oil, gas and consumable fuels 5.9%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,302,500
Kinder Morgan, Inc., 9.750% (C)	663,332	20,629,625
Financials 49.6%		215,848,027
Banks 28.4%
Bank of America Corp., 6.500% (C)	180,000	4,717,800
Bank of America Corp., 6.625%	31,922	837,314
Barclays Bank PLC, 8.125% (C)	265,000	6,927,100
BB&T Corp. (Callable 6-1-18), 5.200% (C)	330,000	8,236,800
BB&T Corp., 5.625% (C)	474,675	11,881,115
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.723% (C)(D)	50,000	1,339,500
Citigroup, Inc., 5.800%	10,000	252,200
Citigroup, Inc., 6.875% (C)	60,000	1,573,800
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%)	97,503	2,683,283
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (C)	300,564	8,376,719
JPMorgan Chase & Co., 5.450% (C)	60,000	1,521,000
JPMorgan Chase & Co., 6.100% (C)	276,500	7,249,830
JPMorgan Chase & Co., 6.125% (C)	501,419	13,137,178
JPMorgan Chase & Co., 6.300% (C)	30,000	786,900
MB Financial, Inc., 6.000%	150,000	3,747,000
The PNC Financial Services Group, Inc., 5.375% (C)	70,000	1,754,900
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (C)	145,000	3,933,850
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (C)(E)	570,000	15,732,000
Wells Fargo & Company, 6.000% (C)	250,000	6,372,500
Wells Fargo & Company, 8.000% (C)(E)	565,000	14,684,345
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (C)(E)	269,225	7,379,457
Western Alliance Bancorp, 6.250%	20,000	514,400
Capital markets 7.2%
Deutsche Bank Contingent Capital Trust II, 6.550%	5,500	141,020
Morgan Stanley, 6.625% (C)	175,000	4,544,750
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	125,000	3,342,500
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	86,000	2,365,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	286,268	8,055,582
State Street Corp., 5.250% (C)	45,000	1,129,500
State Street Corp., 6.000% (C)(E)	445,000	11,592,250
Consumer finance 3.0%
Capital One Financial Corp., 6.200%	195,395	5,121,303
Capital One Financial Corp., 6.700%	52,925	1,390,869
Navient Corp., 6.000% (C)	305,192	6,656,238
Insurance 10.9%
Aegon NV, 6.375% (C)(E)	392,498	10,083,274
Aegon NV, 6.500% (C)	220,000	5,682,600
Assurant, Inc., 6.500%	15,000	1,583,400
Prudential Financial, Inc., 5.750% (C)	160,000	4,014,400
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Prudential PLC, 6.500% (C)	103,000	$2,682,120
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	46,750	1,354,815
The Phoenix Companies, Inc., 7.450% (C)	216,500	4,007,415
W.R. Berkley Corp., 5.625% (C)	740,000	17,982,000
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (F)	75,000	480,000
Health care 2.9%		12,671,100
Pharmaceuticals 2.9%
Teva Pharmaceutical Industries, Ltd., 7.000% (C)(E)	36,100	12,671,100
Industrials 2.2%		9,706,991
Machinery 2.2%
Stanley Black & Decker, Inc., 5.750% (C)(E)	385,504	9,706,991
Real estate 15.1%		65,558,098
Equity real estate investment trusts 15.1%
American Homes 4 Rent, Series D, 6.500%	30,000	760,200
American Homes 4 Rent, Series E, 6.350%	35,000	868,700
American Homes 4 Rent, Series F, 5.875%	146,511	3,318,474
American Homes 4 Rent, Series G, 5.875%	117,500	2,643,750
Crown Castle International Corp., Series A, 6.875% (C)(E)	19,200	19,669,294
Digital Realty Trust, Inc., 6.350%	922	23,788
Digital Realty Trust, Inc., 6.625%	10,925	286,235
Digital Realty Trust, Inc., 7.375%	29,592	769,688
Federal Realty Investment Trust, Series C, 5.000%	80,000	1,744,800
Kimco Realty Corp., 6.000% (C)	315,396	7,604,198
Public Storage, 5.200% (C)	255,000	5,984,850
Public Storage, 5.375%	21,275	516,132
Senior Housing Properties Trust, 5.625% (C)(E)	683,020	16,371,989
Ventas Realty LP, 5.450% (C)	200,000	4,996,000
Telecommunication services 11.1%		48,241,697
Diversified telecommunication services 3.7%
Qwest Corp., 6.125%	30,000	598,500
Qwest Corp., 6.500%	73,290	1,547,885
Qwest Corp., 6.750%	200,000	4,312,000
Qwest Corp., 6.875%	98,796	2,160,669
Qwest Corp., 7.000%	60,000	1,366,200
Qwest Corp., 7.500%	49,050	1,232,136
Verizon Communications, Inc., 5.900% (C)	185,000	4,736,000
Wireless telecommunication services 7.4%
Telephone & Data Systems, Inc., 6.625% (C)	168,297	4,170,400
Telephone & Data Systems, Inc., 6.875% (C)	115,519	2,868,337
Telephone & Data Systems, Inc., 7.000%	283,000	7,069,340
United States Cellular Corp., 6.950% (C)(E)	673,600	16,759,168
United States Cellular Corp., 7.250%	56,616	1,421,062
Utilities 40.1%		174,447,781
Electric utilities 23.4%
Alabama Power Company, 5.000% (C)	270,250	6,756,250
Duke Energy Corp., 5.125% (C)(E)	734,449	18,456,703
Entergy Louisiana LLC, 5.250% (C)	220,000	5,467,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
HECO Capital Trust III, 6.500% (C)	187,750	$4,915,295
Interstate Power & Light Company, 5.100% (C)	158,837	3,994,751
NextEra Energy Capital Holdings, Inc., 5.125% (C)	80,000	1,972,800
NextEra Energy, Inc., 6.123% (C)(E)	308,000	17,802,400
NSTAR Electric Company, 4.780%	15,143	1,499,157
PPL Capital Funding, Inc., 5.900% (C)	855,000	21,443,400
SCE Trust II, 5.100% (C)(E)	468,444	10,830,425
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (C)	20,000	529,000
The Southern Company, 6.250% (C)(E)	310,000	8,029,000
Gas utilities 0.8%
South Jersey Industries, Inc., 7.250%	67,200	3,494,400
Multi-utilities 15.9%
CMS Energy Corp., 5.625%	190,000	4,685,400
Dominion Energy, Inc., 6.750% (C)	609,667	28,008,102
DTE Energy Company, 5.250% (C)(E)	424,477	10,369,973
DTE Energy Company, 5.250%	160,000	3,833,600
DTE Energy Company, 6.000%	76,475	1,986,821
DTE Energy Company, 6.500%	149,200	7,831,508
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (C)	237,872	6,125,204

Sempra Energy, 6.000%	62,400	6,416,592
Common stocks 12.5% (8.1% of Total investments)		$54,535,718
(Cost $44,877,630)
Energy 11.3%		49,169,518
Oil, gas and consumable fuels 11.3%
BP PLC, ADR (C)(E)	406,000	18,103,540
Enbridge, Inc.	50,000	1,513,500
ONEOK, Inc. (C)	272,500	16,409,950
Royal Dutch Shell PLC, ADR, Class A (C)	188,019	13,142,528
Telecommunication services 0.8%		3,530,200
Diversified telecommunication services 0.8%
CenturyLink, Inc.	190,000	3,530,200
Utilities 0.4%		1,836,000
Independent power and renewable electricity producers 0.4%
AES Corp.	150,000	1,836,000

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 9.0% (5.9% of Total investments)				$39,257,969
(Cost $39,253,265)
Consumer discretionary 1.7%				7,382,813
Automobiles 1.7%
General Motors Financial Company, Inc. (5.750% to 9-30-27, then 3 month LIBOR + 3.598%) (G)	5.750	09-30-27	7,500,000	7,382,813
Energy 1.6%				7,003,500
Oil, gas and consumable fuels 1.6%
Energy Transfer Partners LP (3 month LIBOR + 3.018%) (C)(D)	4.791	11-01-66	8,050,000	7,003,500
Financials 4.7%				20,631,656
Banks 2.7%
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (G)	7.375	08-19-25	1,000,000	1,090,000
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (G)	6.500	03-23-28	5,000,000	$5,081,250
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (G)	5.700	04-15-23	2,000,000	1,998,750
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (G)	8.000	08-10-25	3,175,000	3,472,656
Consumer finance 1.1%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (G)	5.500	10-30-27	5,000,000	4,900,000
Insurance 0.9%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (G)	5.875	03-15-28	4,000,000	4,089,000
Utilities 1.0%				4,240,000
Electric utilities 1.0%

Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (C)(E)(G)	6.250	02-01-22	4,000,000	4,240,000
Capital preferred securities (H) 1.3% (0.8% of Total investments)				$5,631,496
(Cost $5,574,000)
Utilities 1.3%				5,631,496
Multi-utilities 1.3%
Dominion Resources Capital Trust III	8.400	01-15-31	5,000,000	5,631,496

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.0% (0.6% of Total investments)				$4,189,000
(Cost $4,189,000)
U.S. Government Agency 1.0%				4,189,000

Federal Home Loan Bank Discount Note	1.580	05-01-18	4,189,000	4,189,000
Total investments (Cost $688,701,699) 154.0%				$670,500,002
Other assets and liabilities, net (54.0%)				(235,171,562)
Total net assets 100.0%				$435,328,440

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-18 was $493,459,064. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $295,588,276.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	A portion of this security is on loan as of 4-30-18, and is a component of the fund's leverage under the Credit Facility Agreement.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 4-30-18:
United States	87.1%
United Kingdom	5.4%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

Netherlands	4.4%
Israel	1.9%
Canada	1.0%
Other countries	0.2%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Jun 2018	$(62,484,230)	$(62,205,000)	$279,230
						$279,230
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$1,583,820	$1,583,820
								—	$1,583,820	$1,583,820

(a)	At 4-30-18, the 3 month LIBOR was 2.363%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Consumer staples	$14,480,000	—	$14,480,000	—
Energy	25,932,125	$25,932,125	—	—
Financials	215,848,027	211,840,612	4,007,415	—
Health care	12,671,100	12,671,100	—	—
Industrials	9,706,991	9,706,991	—	—
Real estate	65,558,098	45,888,804	19,669,294	—
Telecommunication services	48,241,697	43,505,697	4,736,000	—
Utilities	174,447,781	163,407,282	11,040,499	—
Common stocks	54,535,718	54,535,718	—	—
Corporate bonds	39,257,969	—	39,257,969	—
Capital preferred securities	5,631,496	—	5,631,496	—
Short-term investments	4,189,000	—	4,189,000	—
Total investments in securities	$670,500,002	$567,488,329	$103,011,673	—
Derivatives:
Assets
Futures	$279,230	$279,230	—	—
Swap contracts	1,583,820	—	$1,583,820	—

Securities with a market value of approximately $21,304,000 at the beginning of the period were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

       8

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2018, the fund used futures contracts to manage against anticipated interest rate changes against preferred securities.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P11Q3	04/18
This report is for the information of the shareholders of John Hancock Preferred Income Fund II.		6/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 15, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 15, 2018